Annual Fund Operating Expenses - WisdomTree US Growth & Momentum Fund - WisdomTree US Growth & Momentum Fund	Jun. 15, 2021
Prospectus [Line Items]
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.55%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.